Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38544
Entity Registrant Name	CENNTRO ELECTRIC GROUP LIMITED
Entity Central Index Key	0001707919
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	501 Okerson Road
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
Title of 12(b) Security	Ordinary Shares
Trading Symbol	CENN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	261,256,254
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	5395
Auditor Name	Marcum Bernstein & Pinchuk LLP
Auditor Location	New York, NY
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Peter Z. Wang
Entity Address, Address Line One	501 Okerson Road
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	732
Local Phone Number	820-6757